Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Unaudited) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Revenues		$ 25	$ 35	$ 412	$ 832
Cost of revenues		369	543	864	1,163
Gross loss		(344)	(508)	(452)	(331)
Selling and marketing expenses		734	819	1,406	1,565
General and administrative expenses		1,590	1,833	3,851	4,319
Operating loss		(2,668)	(3,160)	(5,709)	(6,215)
Financial expenses (income), net		6	(58)	(14)	(125)
Loss before income taxes		(2,674)	(3,102)	(5,695)	(6,090)
Income tax expenses			11		23
Net and comprehensive loss		$ (2,674)	$ (3,113)	$ (5,695)	$ (6,113)
Weighted-average ordinary shares outstanding - basic and diluted	[1]	2,459,088	2,459,088	2,459,088	2,459,088
Loss per ordinary share - basic and diluted (U.S. dollars)		$ (1.09)	$ (1.27)	$ (2.32)	$ (2.49)

[1]	On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.